SCHEDULE VALUATION ALLOWANCE OF DEFERRED TAX ASSETS (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Sep. 30, 2025 HKD ($)
Income Tax Disclosure [Abstract]
Balance at beginning of the period
Balance at beginning of the period
Additions		929,455
Deferred Tax Assets, Valuation Allowance	118,553
Balance at end of the period	$ 118,553	$ 929,455